Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] $ in Millions	Jun. 18, 2021 USD ($)	Apr. 05, 2021 m²	Feb. 15, 2021 USD ($) ft²	Feb. 05, 2021 USD ($)
Subsequent Event [Line Items]
Maximum cash consideration				$ 7.0
Holdback Amount				$ 1.1
Crescent Acquisition Corp [Member]
Subsequent Event [Line Items]
Proceeds from business combinations	$ 123.0
Lease Agreement [Member] | Medellin, Colombia [Member]
Subsequent Event [Line Items]
Area of office space | m²		808
Lease term of contract		5 years
Lease start date		Apr. 05, 2021
Lease payment terms		Base rent is approximately 48,500,400 Colombian Pesos per month for the first 12 months of the lease, with the rate increasing based on the Consumer Price Index on each anniversary of the lease. The Company is responsible for paying its share of building and common area expenses. The Company is granted a rent grace period of 2 months and 25 days.
Lease Agreement [Member] | Bengaluru, India [Member]
Subsequent Event [Line Items]
Area of office space | ft²			27,746
Lease term of contract			5 years
Lease start date			Feb. 15, 2021
Lease payment terms			Base rent is approximately $49,400 per month for the first 10 months of the lease, with the rate increasing by approximately 5% on each anniversary of the lease. The company is responsible for paying its share of building and common area expenses. The Company is entitled to full rent abatement for the first 3 months of the lease term.
Security deposit			$ 0.3